Long Term Debt (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Amortization of debt discount	$ 675,239	$ 305,747	$ 357,612	$ 820,287
Convertible promissory note interest	12,804	29,012	31,330	135,314
Unsecured Debenture [Member]
Amortization of debt discount	346,299	0	14,336	0
Convertible promissory note interest	$ 34,692	$ 0	$ 12,131	$ 141